SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed expected income tax (benefit) expense	$ (2,479,885)	$ (4,600,631)	$ (967,185)
Tax rate differential benefit from tax holiday	950,843	1,805,951	180,996
Permanent differences	288,914	248,636	(203,842)
Tax effect of deductible temporary differences not recognized	837,438	1,826,684	333,891
Non-deductible tax loss	408,011	648,004	381,660
Income tax (benefit)	$ 5,321	$ (71,316)	$ (274,480)